Accounts Receivable (Tables)	12 Months Ended
Sep. 30, 2017
Receivables [Abstract]
Schedule of accounts notes loans and financing receivable

Accounts receivable consist of the following:

	September 30, 2017	September 24, 2016
Trade receivables	$25,527	$16,698
Less: long term receivable recorded in other assets	(3,235)	—
Other receivables	135	88
Allowance for doubtful accounts	(1,958)	(340)
Total accounts receivable, net	$20,469	$16,446

Schedule of changes in the allowance for doubtful accounts

Changes in the allowance for doubtful accounts are as follows:

	September 30, 2017	September 24, 2016
Beginning balance	$(340)	$(958)
Provision for doubtful accounts	(1,597)	—
Recoveries	—	—
Write offs	—	541
Foreign currency translation adjustments	(21)	77
Ending balance	$(1,958)	$(340)